Fair Value Measurements and Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans [Member]
Reconciliation of assets measured at fair value on a non-recurring basis
Beginning balance	$ 16,721	$ 11,178
Net (losses) gains	(2,280)
Net transfers in (out)	58,799	5,543
Ending balance	73,240	16,721
Foreclosed Real Estate [Member]
Reconciliation of assets measured at fair value on a non-recurring basis
Beginning balance	45,693	16,736
Net (losses) gains	(7,461)	(2,739)
Net transfers in (out)	2,387	31,696
Ending balance	$ 40,619	$ 45,693